Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Changes in Identified Intangible Assets

The changes in identified intangible assets were as follows:

	Total	Other intangible assets	Software
Balance as of January 1, 2015:
Cost	1,866	1,715	151
Accumulated amortization/impairment	(1,293)	(1,207)	(86)

Book value	573	508	65
Changes in book value:
Acquisitions/additions	8,551	8,543	8
Transfer to assets held for sale	(38)	(38)	—
Amortization	(255)	(229)	(26)
Translation differences	(41)	(35)	(6)

Total changes	8,217	8,241	(24)
Balance as of December 31, 2015:
Cost	9,978	9,832	146
Accumulated amortization/impairment	(1,188)	(1,083)	(105)

Book value	8,790	8,749	41
Changes in book value:
Acquisitions/additions	299	289	10
Transfer to assets held for sale	(138)	(138)	—
Amortization	(1,507)	(1,483)	(24)
Impairment	(89)	(89)	—
Translation differences	(12)	(10)	(2)

Total changes	(1,447)	(1,431)	(16)
Balance as of December 31, 2016:
Cost	9,512	9,397	115
Accumulated amortization/impairment	(2,169)	(2,079)	(90)

Book value	7,343	7,318	25

Summary of Identified Intangible Assets

Identified intangible assets as of December 31, 2016 and 2015 respectively were composed of the following:

	December 31, 2016		December 31, 2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
IPR&D 1)	1,380	—	2,016	—
Marketing-related	81	(18)	119	(18)
Customer-related	1,146	(322)	1,287	(224)
Technology-based	6,790	(1,739)	6,410	(841)

	9,397	(2,079)	9,832	(1,083)
Software	115	(90)	146	(105)

Identified intangible assets	9,512	(2,169)	9,978	(1,188)

1)	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.

Other Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets, Excluding Software	The estimated amortization expense for these identified intangible assets, excluding software, for each of the five succeeding years is:

2017	1,423
2018	1,432
2019	1,472
2020	1,190
2021	462